THE BJURMAN, BARRY FUNDS
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 2004

      Effective immediately, the back cover of the prospectus is amended as follows:

          "Custodian
           Brown Brothers Harriman & Co.
           40 Water St.
           Boston, MA 02109-3661"